Warrants - Warrants Outstanding (Details) - $ / shares				9 Months Ended
	Sep. 30, 2024	May 05, 2023	Oct. 06, 2022	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2023
Warrants
Assumed at June 24, 2024				12,256,999
Issued				740,741
Outstanding, September 30, 2024	12,997,740			12,997,740
Weighted Average Exercise Price	$ 9.65			$ 9.65	$ 11.50
Weighted Average remaining life in years				4 years 2 months 19 days
Public Warrants
Warrants
Assumed at June 24, 2024				11,500,000
Outstanding, September 30, 2024	11,500,000			11,500,000
Weighted Average Exercise Price	$ 11.50			$ 11.50
Weighted Average remaining life in years				4 years 8 months 23 days
Private Warrants
Warrants
Assumed at June 24, 2024				557,000
Outstanding, September 30, 2024	557,000			557,000
Weighted Average Exercise Price	$ 11.50			$ 11.50
Weighted Average remaining life in years				4 years 8 months 23 days
Bridge Warrants
Warrants
Assumed at June 24, 2024				173,913
Issued			173,913
Outstanding, September 30, 2024	173,913			173,913
Weighted Average Exercise Price	$ 11.50		$ 11.50	$ 11.50
Weighted Average remaining life in years				3 years 3 days
Extension Warrants
Warrants
Assumed at June 24, 2024				26,086
Issued		26,086
Outstanding, September 30, 2024	26,086			26,086
Weighted Average Exercise Price	$ 11.50	$ 11.50		$ 11.50
Weighted Average remaining life in years				3 years 7 months 6 days
September 2024 Note Warrants [Member]
Warrants
Issued	740,741			740,741
Outstanding, September 30, 2024	740,741			740,741
Weighted Average Exercise Price	$ 2.25			$ 2.25
Weighted Average remaining life in years				5 years
DHAC
Warrants
Outstanding, December 31, 2023				12,057,000
Weighted Average Exercise Price						$ 11.50